Note 15 - Earnings Per Share (Details Textual)	1 Months Ended	12 Months Ended
	Dec. 05, 2018	Oct. 31, 2018
Dividends, Common Stock, Ratio	1	1
Undistributed Earnings, Common and Preferred Stock, Ratio		1